SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Depreciation is calculated on a straight line basis over the following estimated useful lives:

Electronic equipment	3 years
Furniture	3 - 5 years
Vehicles	4 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of intangible assets from the date of purchase are as follows:

Category	Estimated Useful Life
Courseware license	15 years
Franchise agreements	2.5-3 years
Student base	3-5 years
Trademarks	10-15 years
Purchased software	3-5 years
Licensed copyright	Over the shorter of contractual terms or estimated useful lives of the assets
Teaching course materials	10 years

Lease Cost	The components of operating lease costs were as follows:

	For the year ended December 31, 2019
	RMB	US$
Operating Lease Costs:
Fixed	193,665	27,818
Short-term	859	123
Total (1)	194,524	27,941

Schedule of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31, 2019
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:	191,493	27,506
Right-of-use assets obtained in exchange for lease obligations:	176,026	25,285

Schedule of Future Minimum Rental Payments for Operating Leases
The aggregate future lease payments for operating leases as of December 31, 2019 were as follows:

	RMB	US$
2020	184,225	26,462
2021	155,028	22,268
2022	133,965	19,243
2023	97,654	14,027
2024	48,468	6,962
Thereafter	85,290	12,251
Total lease payments	704,630	101,213
Less: I mp uted interest	82,415	11,839
Present value of lease liabilities	622,215	89,374